CONVERTIBLE DEBENTURES (Tables)	9 Months Ended
Aug. 31, 2022
Convertible Debentures
Schedule of Convertible Debentures

	Liability component	Equity component	Total
	$	$	$
Balance, November 30, 2020	409,960	49,967	459,927
Interest expense and accretion	8,427	-	8,427
Conversion of convertible debentures	(401,677)	(49,967)	(451,644)
Reallocation of interest to accounts payable	(16,710)	-	(16,710)
Balance, November 30, 2021 and August 31, 2022	-	-	-